UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09141

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Trust (EVN)

Semiannual Report

May 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2015

Eaton Vance

Municipal Income Trust

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Annual Meeting of Shareholders	21

Board of Trustees’ Contract Approval	22

Officers and Trustees	25

Important Notices	26

Eaton Vance

Municipal Income Trust

May 31, 2015

Performance1,2

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	2.26%	12.24%	10.43%	6.28%
Fund at Market Price	—	2.22	10.26	9.23	5.10
Barclays Long (22+) Year Municipal Bond Index	—	1.32%	5.31%	6.07%	4.96%

% Premium/Discount to NAV[3]
					+2.97%

Distributions[4]
Total Distributions per share for the period					$0.450
Distribution Rate at NAV					7.03%
Taxable-Equivalent Distribution Rate at NAV					12.42%
Distribution Rate at Market Price					6.82%
Taxable-Equivalent Distribution Rate at Market Price					12.05%

% Total Leverage[5]
Auction Preferred Shares (APS)					20.81%
Residual Interest Bond (RIB) Financing					26.51

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Trust

May 31, 2015

Endnotes and Additional Disclosures

[1]

Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective July 31, 2015, the Trust is managed by Cynthia J. Clemson.

3

Eaton Vance

Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 179.9%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.1%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$252	$228,117

		$228,117

Education — 10.0%
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$5,580	$6,859,661
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(2)	2,490	2,722,068
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/45	3,250	4,251,488
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(2)	10,500	11,900,805
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	4,000	4,554,960

		$30,288,982

Electric Utilities — 4.5%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,685	$1,808,578
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,540	2,922,371
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,158,850
South Carolina Public Service Authority, 5.50%, 12/1/54	7,000	7,906,080

		$13,795,879

General Obligations — 14.6%
California, (AMT), 5.05%, 12/1/36	$135	$135,008
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37(2)	9,000	10,212,390
Illinois, 5.00%, 5/1/33	5,000	5,100,800
Illinois, 5.25%, 7/1/30	665	694,353
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(2)	3,250	3,618,875
Leander, TX, Independent School District, 0.00%, 8/15/39	20,000	6,746,400
New York, 5.00%, 2/15/34(2)	2,500	2,822,675
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	2,340	2,616,003
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/36	9,250	3,885,740
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/37	7,500	3,005,475

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/38	$8,500	$3,249,890
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	6,035	2,200,361

		$44,287,970

Health Care – Miscellaneous — 0.1%
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	$95	$95,428
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(3)	252	254,951
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.20%, 12/1/36(3)	96	95,578

		$445,957

Hospital — 24.7%
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(4)	$10,000	$11,451,900
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	440	490,068
California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(2)(4)	10,000	11,092,100
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	3,255	3,406,032
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,335	1,512,755
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), 5.50%, 7/1/40	1,870	2,081,590
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,280	4,000,780
Massachusetts Development Finance Agency, (Childrens Hospital), 5.00%, 10/1/46(2)(4)	10,000	11,074,900
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	1,535	1,786,617
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	2,715	2,841,818
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,465	1,620,627
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,930	3,222,590
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(2)(4)	11,400	12,792,282
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	1,675	1,724,262

4	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	$1,570	$1,734,144
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	785	793,878
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	670	704,411
St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	1,500	1,553,550
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	1,000	1,115,510

		$74,999,814

Housing — 2.2%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(3)	$4,000	$4,526,320
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	555	584,071
Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	1,465	1,465,176
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	169,315

		$6,744,882

Industrial Development Revenue — 4.5%
Clayton County, GA, Development Authority, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$400	$497,844
Denver City and County, CO, (United Air Lines), (AMT), 5.75%, 10/1/32	1,370	1,454,269
Luzerne County, PA, Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,765,984
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(3)	1,660	1,725,985
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,680	5,106,488
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000A, 5.625%, 11/15/30	1,005	1,142,987
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000B, 5.625%, 11/15/30	1,715	1,925,293

		$13,618,850

Insured – Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (AGM), 0.704%, 7/1/29(5)	$3,000	$2,244,810

		$2,244,810

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 1.1%
Arcadia, CA, Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$10,000	$3,295,500

		$3,295,500

Insured – Hospital — 6.5%
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(2)	$3,250	$3,462,420
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,977,012
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	2,500	2,525,025
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series I, (AGC), 5.00%, 7/1/38(2)	9,615	10,218,918
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(2)	700	743,967

		$19,927,342

Insured – Lease Revenue / Certificates of Participation — 1.1%
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	$3,000	$3,291,570

		$3,291,570

Insured – Other Revenue — 0.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$4,210	$1,713,344

		$1,713,344

Insured – Special Tax Revenue — 7.6%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	$34,850	$12,831,422
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	29,510	4,743,437
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	10,510	1,483,802
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	30,000	3,969,300

		$23,027,961

Insured – Student Loan — 2.4%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,930	$2,136,452
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	435	458,843

5	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Student Loan (continued)
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	$2,915	$2,953,478
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	1,745	1,896,937

		$7,445,710

Insured – Transportation — 15.1%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$5,689,407
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,046,751
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	4,315,119
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	1,990	2,172,384
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	7,164,150
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	1,200	1,304,988
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	9,820	9,963,863
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	2,370	2,489,353
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,425	2,570,185
San Jose, CA, Airport, (AMBAC), (AMT), 5.50%, 3/1/32	8,805	9,400,130

		$46,116,330

Insured – Water and Sewer — 12.0%
DeKalb, GA, Water and Sewer, (AGM), 5.00%, 10/1/35(2)(4)	$17,985	$20,618,184
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/34	6,000	2,027,700
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/35	6,680	2,115,022
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/36	7,000	2,076,550
Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	3,750	4,031,887
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	3,640	3,676,618
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.125%, 7/1/47	2,000	2,002,160

		$36,548,121

Lease Revenue / Certificates of Participation — 3.1%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,135	$2,439,601
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	4,400	5,125,736

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$1,735	$1,928,435

		$9,493,772

Other Revenue — 4.1%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$785	$911,228
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	880	1,028,579
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	480	562,301
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	1,925	479,325
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	1,500	1,500,000
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 0.871%, Variable to 8/1/19 (Put Date), 11/1/39(5)	1,000	1,000,730
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	165	161,095
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,000	5,586,450
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	1,225	1,244,955

		$12,474,663

Senior Living / Life Care — 6.2%
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	$535	$586,991
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,176,039
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(6)	3,109	761,031
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,630,368
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	740	846,442
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	3,650	4,221,298
Savannah, GA, Economic Development Authority (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,716,449
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Trinity Terrace), 5.00%, 10/1/49	2,500	2,612,850
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	335	363,462
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,071,444

		$18,986,374

6	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 16.0%
Covington Park Community Development District, FL, (Capital Improvements), 5.00%, 5/1/31	$500	$500,460
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	255	255,656
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	90	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(7)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	160	156,997
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	130	127,769
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(2)(4)	10,000	11,462,000
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/39(2)(4)	12,400	13,988,068
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(2)(4)	5,000	5,911,750
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35	1,500	1,773,525
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	263	255,242
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	190	167,913
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	600	466,620
Texas Transportation Commission, 5.00%, 4/1/33(2)(4)	10,000	11,567,500
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,780	2,021,243

		$48,654,743

Transportation — 35.2%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$435	$500,585
Chicago, IL, Midway International Airport, (AMT), 5.00%, 1/1/41	9,200	9,691,832
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,030	1,193,018
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	2,005,434
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	3,200	3,378,432
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	1,000	1,097,830
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	400	456,716
Metropolitan Washington, D.C., Airports Authority, 5.00%, 10/1/53	1,715	1,798,658
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,715	4,222,469

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.30%, 12/15/21 (Put Date), 6/15/34(5)	$7,250	$7,115,222
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(2)	7,880	8,849,870
North Texas Tollway Authority, 5.75%, 1/1/38	1,515	1,695,755
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,910	4,166,574
Pennsylvania Turnpike Commission, 5.375%, (0.00% until 12/1/17), 12/1/38	2,500	2,718,075
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	5,370	5,900,180
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(2)	7,200	7,396,128
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	8,500	8,922,875
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	7,290	8,057,200
San Joaquin Hills, CA, Transportation Corridor Agency, 5.00%, 1/15/50	12,500	13,306,000
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,274,196
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	2,040,589
Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/37(2)(4)	9,300	10,166,202

		$106,953,840

Water and Sewer — 7.5%
Atlanta, GA, Water and Wastewater, 5.00%, 11/1/40(2)	$10,000	$11,239,100
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	1,990,367
Detroit, MI, Water Supply System, 5.25%, 7/1/41(8)	4,730	5,012,476
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,451,768

		$22,693,711

Total Tax-Exempt Municipal Securities — 179.9% (identified cost $507,718,056)		$547,278,242

Taxable Municipal Securities — 4.0%

Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.6%
Atlantic City, 7.50%, 3/1/40(9)	$5,000	$5,015,950

		$5,015,950

7	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 2.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,381,840

		$6,381,840

Insured – Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/32	$1,285	$451,061
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/33	1,000	327,530

		$778,591

Total Taxable Municipal Securities — 4.0% (identified cost $11,701,016)		$12,176,381

Corporate Bonds & Notes — 2.3%

Security	Principal Amount (000’s omitted)	Value

Education — 0.8%
Northwestern University, 3.868%, 12/1/48	$2,500	$2,453,200

		$2,453,200

Health Care – Services — 0.5%
AHS Hospital Corp., 5.024%, 7/1/45	$1,330	$1,367,812

		$1,367,812

Hospital — 1.0%
Partners Healthcare System Co., 4.117%, 7/1/55	$2,300	$2,124,581
Texas Health Resources, 4.33%, 11/15/55	1,000	985,748

		$3,110,329

Total Corporate Bonds & Notes — 2.3% (identified cost $7,130,000)		$6,931,341

Institutional MuniFund Term Preferred Shares — 1.0%

Security	Shares	Value

Nuveen Texas Quality Income Municipal Fund, (AMT), 0.92%, 11/1/18(3)(10)	600	$3,019,020

Total Institutional MuniFund Term Preferred Shares — 1.0% (identified cost $3,000,000)		$3,019,020

Total Investments — 187.2% (identified cost $529,549,072)		$569,404,984

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (39.5)%		$(120,152,733)

Other Assets, Less Liabilities — (47.7)%		$(145,095,526)

Net Assets Applicable to Common Shares — 100.0%		$304,156,725

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2015, 25.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 10.3% of total investments.

At May 31, 2015, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	19.6%
California	12.7%
Texas	12.4%
Others, representing less than 10% individually	55.3%

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2015, the aggregate value of these securities is $12,462,237 or 4.1% of the Trust’s net assets applicable to common shares.

8	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $40,889,886.

(5)	Variable rate security. The stated interest rate represents the rate in effect at May 31, 2015.

(6)	Security is in default and making only partial interest payments.

(7)	Defaulted bond.

(8)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(9)	When-issued security.

(10)	Variable rate security. The stated dividend rate represents the rate in effect at May 31, 2015. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

9	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2015
Investments, at value (identified cost, $529,549,072)	$569,404,984
Cash	3,918,321
Interest receivable	6,938,504
Receivable for investments sold	2,560,019
Deferred debt issuance costs	35,511
Total assets	$582,857,339

Liabilities
Payable for floating rate notes issued	$153,025,000
Payable for when-issued securities	4,862,350
Payable to affiliates:
Investment adviser fee	243,983
Administration fee	79,994
Trustees’ fees	3,902
Interest expense and fees payable	246,476
Accrued expenses	86,176
Total liabilities	$158,547,881
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$120,152,733
Net assets applicable to common shares	$304,156,725

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$237,423
Additional paid-in capital	309,302,604
Accumulated net realized loss	(45,381,930)
Accumulated undistributed net investment income	142,716
Net unrealized appreciation	39,855,912
Net assets applicable to common shares	$304,156,725

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	4,806

Common Shares Outstanding	23,742,324

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$12.81

10	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended May 31, 2015
Interest	$13,201,818
Dividends	3,985
Total investment income	$13,205,803

Expenses
Investment adviser fee	$1,488,178
Administration fee	478,137
Trustees’ fees and expenses	12,268
Custodian fee	67,235
Transfer and dividend disbursing agent fees	9,784
Legal and accounting services	51,379
Printing and postage	18,133
Interest expense and fees	455,820
Preferred shares service fee	86,910
Miscellaneous	39,849
Total expenses	$2,707,693
Deduct —
Reduction of custodian fee	$377
Total expense reductions	$377

Net expenses	$2,707,316

Net investment income	$10,498,487

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,158,657
Net realized gain	$5,158,657
Change in unrealized appreciation (depreciation) —
Investments	$(8,334,148)
Net change in unrealized appreciation (depreciation)	$(8,334,148)

Net realized and unrealized loss	$(3,175,491)

Distributions to preferred shareholders
From net investment income	$(75,981)

Net increase in net assets from operations	$7,247,015

11	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014
From operations —
Net investment income	$10,498,487	$20,881,621
Net realized gain (loss) from investment transactions	5,158,657	13,685,714
Net change in unrealized appreciation (depreciation) from investments	(8,334,148)	43,387,263
Distributions to preferred shareholders —
From net investment income	(75,981)	(129,479)
Net increase in net assets from operations	$7,247,015	$77,825,119
Distributions to common shareholders —
From net investment income	$(10,680,945)	$(21,200,790)
Total distributions to common shareholders	$(10,680,945)	$(21,200,790)
Capital share transactions —
Proceeds from shelf offering, net of offering costs (see Note 6)	$369,167	$3,863,738
Reinvestment of distributions to common shareholders	147,746	290,702
Net increase in net assets from capital share transactions	$516,913	$4,154,440

Net increase (decrease) in net assets	$(2,917,017)	$60,778,769

Net Assets Applicable to Common Shares
At beginning of period	$307,073,742	$246,294,973
At end of period	$304,156,725	$307,073,742

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$142,716	$401,155

12	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2015

Statement of Cash Flows

Cash Flows From Operating Activities	Six Months Ended May 31, 2015 (Unaudited)
Net increase in net assets from operations	$7,247,015
Distributions to preferred shareholders	75,981
Net increase in net assets from operations excluding distributions to preferred shareholders	$7,322,996
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(114,081,871)
Investments sold	106,412,995
Net amortization/accretion of premium (discount)	(1,171,275)
Amortization of deferred debt issuance costs	1,993
Increase in interest receivable	(274,780)
Increase in payable to affiliate for investment adviser fee	1,493
Increase in payable to affiliate for administration fee	2,397
Increase in payable to affiliate for Trustees’ fees	445
Increase in interest expense and fees payable	20,729
Decrease in accrued expenses	(67,942)
Net realized gain from investments	(5,158,657)
Net change in unrealized (appreciation) depreciation from investments	8,334,148
Net cash provided by operating activities	$1,342,671

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(10,533,199)
Cash distributions paid to preferred shareholders	(74,574)
Proceeds from secured borrowings	25,420,000
Repayment of secured borrowings	(8,000,000)
Decrease in due to custodian	(4,605,744)
Proceeds from shelf offering, net of offering costs	369,167
Net cash provided by financing activities	$2,575,650

Net increase in cash	$3,918,321

Cash at beginning of period	$—

Cash at end of period	$3,918,321

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$147,746
Cash paid for interest and fees	433,098

13	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2015

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$12.950		$10.540	$13.360	$10.710	$11.080	$10.840

Income (Loss) From Operations
Net investment income(1)	$0.442		$0.886	$0.885	$0.905	$0.988	$1.036
Net realized and unrealized gain (loss)	(0.130)		2.423	(2.778)	2.715	(0.352)	0.169
Distributions to preferred shareholders From net investment income(1)	(0.003)		(0.005)	(0.009)	(0.013)	(0.016)	(0.022)

Total income (loss) from operations	$0.309		$3.304	$(1.902)	$3.607	$0.620	$1.183

Less Distributions to Common Shareholders
From net investment income	$(0.450)		$(0.900)	$(0.930)	$(0.957)	$(0.990)	$(0.943)

Total distributions to common shareholders	$(0.450)		$(0.900)	$(0.930)	$(0.957)	$(0.990)	$(0.943)

Premium from common shares sold through shelf offering (see Note 6)(1)	$0.001		$0.006	$0.012	$—	$—	$—

Net asset value — End of period (Common shares)	$12.810		$12.950	$10.540	$13.360	$10.710	$11.080

Market value — End of period (Common shares)	$13.190		$13.350	$10.530	$14.310	$12.270	$11.980

Total Investment Return on Net Asset Value(2)	2.26	%(3)	32.67%	(14.69)%	34.28%	5.66%	10.74%

Total Investment Return on Market Value(2)	2.22	%(3)	36.79%	(20.43)%	25.54%	11.96%	13.06%

14	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Net assets applicable to common shares, end of period (000’s omitted)	$304,157		$307,074	$246,295	$304,726	$243,936	$250,731
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.45	%(6)	1.55%	1.63%	1.68%	1.88%	1.73%
Interest and fee expense(7)	0.29	%(6)	0.30%	0.33%	0.34%	0.39%	0.34%
Total expenses(5)	1.74	%(6)	1.85%	1.96%	2.02%	2.27%	2.07%
Net investment income	6.73	%(6)	7.49%	7.49%	7.44%	9.46%	9.00%
Portfolio Turnover	18	%(3)	36%	42%	25%	15%	16%
Senior Securities:
Total preferred shares outstanding	4,806		4,806	4,806	4,806	4,806	4,806
Asset coverage per preferred share(8)	$88,287		$88,894	$76,248	$88,406	$75,757	$77,172
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30,
		2014	2013	2012	2011	2010
Expenses excluding interest and fees	1.04%	1.08%	1.13%	1.17%	1.25%	1.19%
Interest and fee expense	0.21%	0.21%	0.23%	0.24%	0.26%	0.23%
Total expenses	1.25%	1.29%	1.36%	1.41%	1.51%	1.42%
Net investment income	4.86%	5.23%	5.18%	5.19%	6.28%	6.15%

15	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust seeks to provide current income exempt from regular federal income tax.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Institutional MuniFund Term Preferred Shares. Institutional MuniFund Term Preferred Shares are valued in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividends on Institutional MuniFund Term Preferred Shares are accrued daily based on rates that reset weekly.

C  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of May 31, 2015, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust

16

Eaton Vance

Municipal Income Trust

May 31, 2015

Notes to Financial Statements (Unaudited) — continued

shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rates notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 7) at May 31, 2015. Interest expense related to the Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At May 31, 2015, the amount of the Trust’s Floating Rate Notes outstanding and the related collateral were $153,025,000 and $218,724,775, respectively. The range of interest rates on the Floating Rate Notes outstanding at May 31, 2015 was 0.10% to 0.42%. For the six months ended May 31, 2015, the Trust’s average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were $148,263,352 and 0.62%, respectively.

In certain circumstances, the Trust may have entered into shortfall and forbearance agreements with brokers by which the Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of May 31, 2015.

The Trust may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trust’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust’s investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Management believes that the Trust’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trust’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trust’s restrictions apply. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds is July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts will need to be restructured or unwound. The effects of the Volcker

17

Eaton Vance

Municipal Income Trust

May 31, 2015

Notes to Financial Statements (Unaudited) — continued

Rule may make it more difficult for the Trust to maintain current or desired levels of leverage and may cause the Trust to incur additional expenses to maintain its leverage.

As of May 31, 2015, the Trust’s investments in residual interest bonds that must be compliant with the Volcker Rule by July 21, 2015 were either restructured or are anticipated to be restructured by the required compliance date. Legal and restructuring fees incurred in connection with residual interest bond trusts that were restructured through May 31, 2015 have been recorded as interest expense.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

K  Interim Financial Statements — The interim financial statements relating to May 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued 2,620 Series A and Series B Auction Preferred Shares (APS) on March 1, 1999 in a public offering. The Trust issued 806 Series C APS on May 28, 2009 in connection with the acquisition of Eaton Vance National Municipal Income Trust. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The number of APS issued and outstanding as of May 31, 2015 is as follows:

APS Issued and Outstanding

Series A	2,000
Series B	2,000
Series C	806

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

18

Eaton Vance

Municipal Income Trust

May 31, 2015

Notes to Financial Statements (Unaudited) — continued

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at May 31, 2015, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at May 31, 2015	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.21%	$32,200	0.13%	0.08–0.23
Series B	0.20	30,943	0.12	0.09–0.21
Series C	0.21	12,838	0.13	0.09–0.23

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of May 31, 2015.

At November 30, 2014, the Trust, for federal income tax purposes, had capital loss carryforwards of $52,201,004 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforwards will expire on November 30, 2016 ($6,859,637), November 30, 2017 ($19,113,316), November 30, 2018 ($195,807) and November 30, 2019 ($26,032,244) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

The cost and unrealized appreciation (depreciation) of investments of the Trust at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$376,234,114

Gross unrealized appreciation	$47,542,861
Gross unrealized depreciation	(7,396,991)

Net unrealized appreciation	$40,145,870

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.610% (0.625% prior to May 1, 2015) of the Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between the Trust and EVM that commenced on May 1, 2010, the annual adviser fee rate is reduced by 0.015% every May 1 thereafter for the next nineteen years. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Trust who are not interested persons of EVM or the Trust and by the vote of a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust, and the amount of any outstanding APS issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of the Trust’s APS then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.20% of the Trust’s average weekly gross assets. For the six months ended May 31, 2015, the investment adviser fee and administration fee were $1,488,178 and $478,137, respectively.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms

19

Eaton Vance

Municipal Income Trust

May 31, 2015

Notes to Financial Statements (Unaudited) — continued

of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $118,944,221 and $101,999,426, respectively, for the six months ended May 31, 2015.

6  Common Shares of Beneficial Interest and Shelf Offering

Common shares issued by the Trust pursuant to its dividend reinvestment plan for the six months ended May 31, 2015 and the year ended November 30, 2014 were 11,209 and 24,569, respectively.

Pursuant to a registration statement filed with and declared effective on July 2, 2013 by the SEC, the Trust is authorized to issue up to an additional 2,281,789 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share.

During the six months ended May 31, 2015 and the year ended November 30, 2014, the Trust sold 27,404 and 316,956 common shares, respectively, and received proceeds (net of offering costs) of $369,167 and $3,863,738, respectively, through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $13,452 and $145,325, respectively. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Trust’s shares and is entitled to receive a sales commission from the Trust of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Trust was informed that the sales commissions retained by EVD during the six months ended May 31, 2015 and the year ended November 30, 2014 were $746 and $7,806, respectively.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended May 31, 2015 and the year ended November 30, 2014.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$547,278,242	$—	$547,278,242
Taxable Municipal Securities	—	12,176,381	—	12,176,381
Corporate Bonds & Notes	—	6,931,341	—	6,931,341
Institutional MuniFund Term Preferred Shares	—	3,019,020	—	3,019,020

Total Investments	$—	$569,404,984	$—	$569,404,984

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended May 31, 2015 is not presented.

At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Eaton Vance

Municipal Income Trust

May 31, 2015

Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders on March 26, 2015. The following action was taken by the shareholders:

Item 1.  The election of Cynthia E. Frost, George J. Gorman, Valerie A. Mosley and Ronald A. Pearlman as Class I Trustees of the Trust, each for a three-year term expiring in 2018.

Nominees for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
Cynthia E. Frost	19,972,105	846,048
George J. Gorman	19,987,912	830,241
Valerie A. Mosley	19,956,099	862,054
Ronald A. Pearlman	19,895,580	922,573

21

Eaton Vance

Municipal Income Trust

May 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

22

Eaton Vance

Municipal Income Trust

May 31, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Municipal Income Trust (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

23

Eaton Vance

Municipal Income Trust

May 31, 2015

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that focus on higher quality municipal bonds that often have longer maturities. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level. Additionally, the Board took into account the financial resources committed by the Adviser in structuring the Fund at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of the Fund’s life. The Board also considered that, at the request of the Contract Review Committee, the Adviser had implemented a series of permanent reductions in management fees beginning in May 2010, which include a further fee reduction effective May 1, 2015.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

24

Eaton Vance

Municipal Income Trust

May 31, 2015

Officers and Trustees

Officers of Eaton Vance Municipal Income Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipal Income Trust

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of May 31, 2015, Trust records indicate that there are 76 registered shareholders and approximately 8,842 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVN.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7695 5.31.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 13, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 13, 2015